Share-based Compensation - Schedule of Share-Based Compensation Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Pre-tax share-based compensation cost	$ 820	$ 1,070	$ 326
Less: income tax effect	144	210	48
Net share-based compensation cost	676	860	278
Cost of sales
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Pre-tax share-based compensation cost	26	41	12
Research and development
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Pre-tax share-based compensation cost	576	728	212
Selling, general and administrative
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Pre-tax share-based compensation cost	$ 218	$ 301	$ 102